COMMITMENTS AND CONTINGENCIES (Details Narrative)				2 Months Ended		14 Months Ended
	Aug. 10, 2022 USD ($)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 06, 2018 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)
Loss Contingencies [Line Items]
[custom:CapitalExpendituresFutureMinimumPaymentsDue-0]								$ 313,002
Subsequent Event [Member]
Loss Contingencies [Line Items]
Capital investment	$ 0
Payments to Acquire Productive Assets						$ 7,928	¥ 53,100
[custom:CapitalExpendituresFutureMinimumPaymentsDue-0]				$ 305,074		$ 305,074
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital		$ 6,900,000											¥ 46,400,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Loss Contingencies [Line Items]
Capital									$ 6,400,000	¥ 42,700,000				$ 9,000,000.0	¥ 60,000,000.0
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member] | December 30, 2025 [Member]
Loss Contingencies [Line Items]
Capital									2,600,000	17,300,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital									8,200,000	55,000,000.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Capital											$ 7,500,000	¥ 50,000,000.0
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Capital											$ 8,200,000	¥ 55,000,000.0
Meijia and Dongguan Jiasheng [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Payments to Acquire Productive Assets				$ 7,928	¥ 53,100
Dogness Intelligence Technology Co., Ltd. [Member]
Loss Contingencies [Line Items]
Capital		$ 11,900,000											¥ 80,000,000
Ownership percentage		58.00%											58.00%
Dogness Network Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Capital									$ 1,200,000	¥ 8,000,000.0
Ownership percentage		10.00%						13.00%					10.00%
Capital contribution		$ 1,200,000	¥ 8,000,000.0